Accumulated Other Comprehensive Income (Loss) - Schedule of Reclassification from Accumulated Other Comprehensive Income (Details) - Total - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Defined benefit pension and PRB plans	$ 0	$ 3
Deferred income taxes	0	(1)
Reclassifications from AOCI, net	$ 0	$ 2